Group Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Group Accounting Policies
Product revenue	$ 58,640	$ 53,150	$ 45,217
Financial resources	10,600
Cash and cash equivalents	5,711	5,488	$ 5,840
Undrawn committed bank facilities	4,875
Borrowings	$ 29,622	30,295
Period of time return accruals are based on	12 months
Sales recorded when the Company is the principal in a profit share agreement (as a percentage)	100.00%
Intangible assets	$ 37,846	$ 37,177
Buildings | Minimum
Group Accounting Policies
Asset lives	10 years
Buildings | Maximum
Group Accounting Policies
Asset lives	50 years
Plant and equipment | Minimum
Group Accounting Policies
Asset lives	3 years
Plant and equipment | Maximum
Group Accounting Policies
Asset lives	15 years
Motor vehicles | Minimum
Group Accounting Policies
Asset lives	3 years
Motor vehicles | Maximum
Group Accounting Policies
Asset lives	15 years
Other assets | Minimum
Group Accounting Policies
Asset lives	3 years
Other assets | Maximum
Group Accounting Policies
Asset lives	15 years
Internally generated | Capitalised development expenditure
Group Accounting Policies
Intangible assets	$ 0
Due April 2030
Group Accounting Policies
Undrawn committed bank facilities	4,900
Due within one year
Group Accounting Policies
Borrowings	$ 3,500